FAIR VALUE MEASUREMENTS (Details 2) In Millions, unless otherwise specified	Dec. 31, 2013 Carrying amount USD ($)	Dec. 31, 2013 Carrying amount RUB	Dec. 31, 2012 Carrying amount RUB	Dec. 31, 2012 Carrying amount Credit-linked notes RUB	Dec. 31, 2013 Carrying amount Convertible debt USD ($)	Dec. 31, 2013 Carrying amount Convertible debt RUB	Dec. 31, 2013 Fair value USD ($)	Dec. 31, 2013 Fair value RUB	Dec. 31, 2012 Fair value RUB	Dec. 31, 2012 Fair value Credit-linked notes RUB	Dec. 31, 2013 Fair value Convertible debt USD ($)	Dec. 31, 2013 Fair value Convertible debt RUB
Carrying amounts and fair values of debt securities
Total	$ (502.0)	(16,429.0)	2,430.0	2,430.0	$ (502.0)	(16,429.0)	$ (661.4)	(21,647.0)	2,404.0	2,404.0	$ (661.4)	(21,647.0)